Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 355,610,000	$ 156,190,000	$ 41,260,000	$ 90,680,000	$ 3,430,000	$ 647,170,000
Netherlands
Total	123,810,000	710,000	14,010,000	$ 90,680,000		229,210,000
Corrib
Total	141,610,000		2,550,000			144,160,000
Alberta
Total		41,990,000	8,050,000			50,040,000
Saskatchewan
Total	7,600,000	25,710,000	14,590,000		$ 3,430,000	51,330,000
British Columbia
Total	790,000	7,170,000	150,000			8,110,000
Aquitaine Basin
Total		22,340,000				22,340,000
France
Total	59,490,000		530,000			60,020,000
Paris Basin Chaunoy And Champotran
Total		10,910,000				10,910,000
Paris Basin Vert Le Grand
Total		4,730,000				4,730,000
Paris Basin Neocomian
Total		4,560,000				4,560,000
Powder River Basin, Wyoming
Total		23,750,000	230,000			23,980,000
Wandoo
Total	22,220,000		1,700,000			23,920,000
Dmmersee-Uchte
Total		14,360,000				14,360,000
Hungary
Total	$ 90,000	$ 790,000	80,000			960,000
Croatia
Total			630,000			630,000
Slovakia
Total			$ 140,000			$ 140,000